Selected quarterly financial data (Details) (USD $)	1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Jul. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected quarterly financial data
Collaboration and grant revenue		$ 16,289,573	$ 6,854,212	$ 7,141,664	$ 6,640,090	$ 7,195,076	$ 7,585,177	$ 12,525,720	$ 9,362,686	$ 86,423,733	$ 4,772,720	$ 4,853,008	$ 30,285,449	$ 27,305,973	$ 33,946,063	$ 105,412,147
Operating expenses		20,565,188	21,307,148	15,718,073	12,674,520	14,250,383	15,083,384	18,745,957	16,983,976	18,315,064	19,682,313	19,848,797	57,590,409	48,079,724	60,754,244	74,830,150
Income (loss) from operations		(4,275,615)	(14,452,936)	(8,576,409)	(6,034,430)	(7,055,307)	(7,498,207)	(6,220,237)	(7,621,290)	68,108,669	(14,909,593)	(14,995,789)	(27,304,960)	(20,773,751)	(26,808,181)	30,581,997
Net income (loss)		(4,416,499)	(14,586,578)	(14,684,535)	(6,272,044)	(7,297,125)	(6,068,072)	(6,597,861)	(5,764,646)	67,608,165	(15,388,398)	(15,550,607)	(33,687,612)	(19,963,058)	(26,235,102)	30,904,514
Deemed dividend		(4,416,499)		(18,248,768)		(7,297,125)							18,248,768
Gain on exchange of convertible preferred stock in connection with recapitalization	160,000,000			3,390,750			159,954,069						3,390,750	159,954,069	159,954,069
Less beneficial conversion charge							(377,787)							(377,787)	(377,787)
Net income (loss) attributable to common stockholders		$ (4,416,499)	$ (14,586,578)	$ (29,542,553)	$ (6,372,044)	$ (7,297,125)	$ 153,508,210	$ (6,597,861)					$ (48,545,630)	$ 139,613,224	$ 133,341,180	$ 30,904,514
Basic (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 168.00	$ (5,992.61)	$ (5,290.57)	$ 52.39	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 182.41	$ 219.76	$ 23.95
Diluted (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 48.29	$ (5,992.61)	$ (5,290.57)	$ 9.95	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 39.41	$ 42.50	$ 4.55